SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 004	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting: The accounting practices and principles followed by the Plan and the methods of applying those principles conform to U.S. generally accepted accounting principles. The financial statements of the Plan are prepared under the accrual basis of accounting.

Investment Valuation and Income Recognition, and Net Appreciation in Fair Value of Investments
Investment Valuation and Income Recognition: The Plan’s investments are reported at fair value. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.

Fair value is the price that would be received by the Plan for an asset or paid by the Plan to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date in the Plan’s principal or most advantageous market for the asset or liability. Fair value measurements are determined by maximizing the use of observable inputs and minimizing the use of unobservable inputs. The hierarchy places the highest priority on unadjusted quoted market prices in active markets for identical assets or liabilities (Level 1 measurements) and gives the lowest priority to unobservable inputs (Level 3 measurements). The three levels of inputs within the fair value hierarchy are defined as follows:
Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the Plan has the ability to access as of the measurement date.
Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
Level 3: Significant unobservable inputs that reflect the Plan’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.
In some cases, a valuation technique used to measure fair value may include inputs from multiple levels of the fair value hierarchy. The lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy.
The fair values of LFC common stock and mutual fund investments are determined by obtaining quoted prices on nationally recognized securities exchanges (Level 1 inputs).
Net Appreciation In Fair Value of Investments: In accordance with the policy of stating investments at fair value, net unrealized appreciation for the year along with gains and losses on sales of investments are reflected in the statement of changes in net assets available for benefits as net appreciation in fair value of investments. Unrealized appreciation for investments held as of the end of the current fiscal year is the difference between the current value of those investments and the value of those investments as of the end of the prior fiscal year or the purchase date for investments purchased during the year.

Estimates
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the plan administrator to make estimates and assumptions that affect certain reported amounts and disclosures, and actual results may differ from these estimates.

Payment of Benefits	Payment of Benefits: Benefits are recorded when paid.
Concentration of Credit Risk and Risks and Uncertainties
Concentration of Credit Risk: At December 31, 2025 and 2024, 25% and 33% of the Plan’s investments were in LFC common stock, respectively.
Risks and Uncertainties: The Plan provides for various investment options including any combination of certain mutual funds and stocks. The investments are exposed to various risks, such as interest rate risk, credit risk, liquidity risk, and overall market volatility risk, among others. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in the values of investments will occur in the near term and that such changes could materially affect the amounts reported in the statements of net assets available for benefits, and future statements of changes in net assets available for benefits and participants’ account balances.